Stockholders' Equity (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2019	Sep. 13, 2017	Aug. 22, 2017	Nov. 30, 2019	Feb. 28, 2019	Nov. 30, 2019	Feb. 28, 2019	May 31, 2019	Feb. 29, 2020	May 31, 2019	Nov. 09, 2018	May 31, 2018
Class of Stock [Line Items]
Common stock, authorized								20,000,000	20,000,000	20,000,000		20,000,000
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock holders rights									One vote for each share.	One vote for each share.
Common stock, issued								7,003,975	7,858,975	7,003,975		2,252,743
Common stock, outstanding								7,003,975	7,858,975	7,003,975		2,252,743
Preferred stock, authorized								1,000,000	1,000,000	1,000,000		1,000,000
Preferred stock, par value								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Number of common stock not issued yet									$ 50,000
Stock issued during period, value, acquisitions							$ 6,090,000		1,440,000	$ 6,090,000
Stock-based compensation						$ 90,000			$ 90,000
Employment Agreements [Member]
Class of Stock [Line Items]
Share price	$ 0.60
Vesting maturity date	Dec. 31, 2019
Number of shares vested									180,000	75,000
Stock-based compensation	$ 45,000								$ 63,000	$ 27,000
Unrecognized compensation cost								$ 63,000		$ 63,000
Three Employees [Member]
Class of Stock [Line Items]
Number of common stock shares issued	180,000
Officer [Member] | For Past Service Provided [Member]
Class of Stock [Line Items]
Stock-based compensation				$ 90,000
PLAYLive Nation, Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions									750,000
Stock issued during period, value, acquisitions									$ 1,440,000
Private Placement [Member]
Class of Stock [Line Items]
Number of shares purchased		7,000								254,500
Warrants exercise price per share								$ 4.00		$ 4.00
Warrant term								5 years		5 years
Warrants issued								962,500		962,500
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Common stock, par value								$ 0.0001		$ 0.0001
Value of units sold									$ 50,000	$ 1,925,000
Number of shares purchased									25,000	962,500
Number of common stock not issued yet					$ 50,000		$ 50,000
Common stock exchanged for warrants description					(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").			(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Warrants exercise price per share					$ 4.00		$ 4.00	$ 4.00		$ 4.00
Warrant term					5 years		5 years	5 years		5 years
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Value of units sold					$ 2,000,000			$ 2,000,000
Number of shares purchased					1,000,000			1,000,000
Share price					$ 2.00		$ 2.00	$ 2.00		$ 2.00
Initial Public Offering [Member]
Class of Stock [Line Items]
Value of units sold									$ 100	$ 100
Number of shares purchased			5,000,000						250,000	250,000
Warrants exercise price per share			$ 0.01					$ 11.50		$ 11.50		$ 11.50
Warrant term												5 years
Warrants issued											5,461,500	5,461,500